Financial assets and liabilities (Details 9) - ARS ($)	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Non-current Financial Assets	$ 192,270,002,000	$ 133,971,352,000
Current Financial Assets	165,045,693,000	99,923,769,000
Financial Assets	357,315,695,000	233,895,121,000
Non-current Financial Liabilities	295,738,389,000	168,337,655,000
Current Financial Liabilities	81,384,706,000	41,133,643,000
Financial Liabilities	377,123,095,000	209,471,298,000
USD | Loans and Borrowings
Statement [Line Items]
Non-current Financial Liabilities	293,863,593,000	168,337,655,000
Current Financial Liabilities	48,508,515,000	35,550,337,000
Currency Amount non current	$ 363,490,000	305,131,000
Effective Exchange Rate Non-current	808.45%
Currency Amount Current	$ 60,002	64,439
Effective Exchange Rate Current	808.45%
USD | Trade and other payables
Statement [Line Items]
Non-current Financial Liabilities	$ 1,874,796,000	0
Current Financial Liabilities	31,489,128,000	5,498,142,000
Currency Amount	38,950,000	9,966,000
Currency Amount non current	$ 2,319,000	0
Effective Exchange Rate Non-current	808.45%
Effective Exchange Rate	808.45%
USD | Other Financial Assets
Statement [Line Items]
Non-current Financial Assets	$ 37,691,658	2,923,797,000
Current Financial Assets	$ 53,305,465,000	4,950,236,000
Non-current effective Exchange Rate	805.45%
Currency Amount	$ 66,181,000	8,983,000
Currency Amount non current	$ 46,796	5,306,000
Effective Exchange Rate Non-current	805.45%
USD | Trade and Other Receivables
Statement [Line Items]
Non-current Financial Assets	$ 154,578,344,000	131,047,555,000
Current Financial Assets	$ 85,438,090,000	50,848,421,000
Non-current effective Exchange Rate	808.48%
Non current currency Amount	$ 191,196	237,581
Currency Amount	105,677,000	92,185,000
USD | Cash and Cash Equivalents
Statement [Line Items]
Current Financial Assets	11,313,351,000	28,032,225,000
Currency Amount	$ 14,046,000	50,869,000
Effective Exchange Rate	805.45%
USD | Trade and Other Receivables 1
Statement [Line Items]
Current Financial Assets	$ 14,987,008,000	16,091,707,000
Current Financial Liabilities	$ 0	0
Effective Exchange Rate	808.48%
Currency Amount	$ 18,607,000	29,201,000
EUR | Trade and other payables
Statement [Line Items]
Current Financial Liabilities	1,370,698,000	85,164,000
Currency Amount	$ 1,532,000	144,000
Effective Exchange Rate	894.71%
EUR | Cash and Cash Equivalents
Statement [Line Items]
Current Financial Assets	$ 1,779,000	1,180,000
Currency Amount	$ 2,000	$ 2,000
Effective Exchange Rate	889.38%
SEK | Trade and other payables
Statement [Line Items]
Current Financial Liabilities	$ 16,365,000
Currency Amount	$ 202,000
Effective Exchange Rate	81.01%